UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


                        Read instructions at end of Form before preparing Form. Please print or type

-------- --------------------------------------------------------------------------------------------------------------
1.       Name and address of issuer:
                                             Investors Cash Trust
                                             222 South Riverside Plaza
                                             Chicago, Illinois  60606

-------- --------------------------------------------------------------------------------------------------------------
2.       The name of each series or class of  securities  for which this Form is filed  (If the  Form is being  filed  for all  series  and  classes  of securities  of the  issuer,  check  the box but do not list  series  or classes):

                         Government Securities Portfolio


-------- --------------------------------------------------------------------------------------------------------------
3.       Investment Company Act File Number:  811-6103



         Securities Act File Number:                    33-34645



-------- --------------------------------------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed: March 31, 1998



         Note: If the Form is being filed late, interest must be paid on the registration fee due.
-------- --------------------------------------------------------------------------------------------------------------
4(b).              Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)




-------- --------------------------------------------------------------------------------------------------------------
4(c).               Check box if this is the last time the issuer will be filing this Form.





-------- --------------------------------------------------------------------------------------------------------------





-------- ---------------------------------------------------------------------- ----------------------- ------------------
5. Calculation of registration fee:

         (i)    Aggregate sale price of securities sold during the
                 fiscal year pursuant to section 24(f):                                                  $822,182,646

         (ii)    Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                            $678,921,674

         (iii) Aggregate price of securities  redeemed or repurchased during any prior  fiscal year ending no earlier  than  October 11, 1995 that were not previously used to reduce registration fees payable
                  to the commission:                                             $62,011,146

         (iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                         -$740,932,820

         (v) Net sales - if item 5(i) is greater than item 5(iv)
                 [subtract item 5(iv) from item 5(I)]:                                                   $81,249,826

         ---------------------------------------------------------------------- -----------------------
                (vi) Redemption  credits  available for use in future years - if
                item 5(i) is less than item 5(iv) [subtract item 5(iv)            $ (0)
               from item 5(i)]:
         ---------------------------------------------------------------------- -----------------------

         (vii)  Multiplier for  determining  registration  fee (See  Instruction
                 C.9                                                             x:.000295

         (viii)    Registration  fee due  [multiply  item  5(v) by item  5(vii)]
                   (enter "0" if no fee is due): =                              $23,968.70

-------- ---------------------------------------------------------------------- ----------------------- ------------------
6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
         deducted here:  0  .  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are
         available for use by the issuer in future fiscal years, then state      0
         that number here:

-------- ---------------------------------------------------------------------- ----------------------- ------------------
7.       Interest due - if this Form is being filed more than 90 days after
         the end of the issuer's fiscal year (see Instruction D):                                        +$0

-------- ---------------------------------------------------------------------- ----------------------- ------------------
8.       Total of the amount of the registration fee due plus any interest
         due [line 5(viii) plus line 7]:                                                                 =$23,968.70

-------- ---------------------------------------------------------------------- ----------------------- ------------------
9.       Date the  registration  fee and any  interest  payment  was sent to the
         Commission's lockbox depository: June 23, 1998

         Method of Delivery:
                                        Wire Transfer  X
                                        Mail or other means
-------- ---------------------------------------------------------------------- ----------------------- ------------------


                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Caroline Pearson
                          -------------------------------------------
                             Caroline Pearson, Assistant Secretary

Date   June 23, 1998

        *Please print the name and title of the signing officer below the signature.